Investments - (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Schedule of Carrying Value of Investments

The carrying value of investments are as follows:

(Dollars in millions)
	As of
	March 31, 2022	March 31, 2021
Current investments
Amortized cost:
Quoted debt securities
Cost	29	—
Fair value through profit and loss:
Liquid mutual funds
Fair value	266	205
Fair Value through Other comprehensive income:
Quoted debt securities
Fair value	133	115
Certificates of deposit
Fair value	452	—
	880	320
Non-Current investments
Amortized cost:
Quoted debt securities
Cost	251	294
Fair value through Other comprehensive income:
Quoted debt securities
Fair value	1,501	1,293
Unquoted equity and preference securities
Fair value	26	23
Fair value through profit and loss:
Unquoted Compulsorily convertible debentures
Fair value	1	1
Unquoted Preference securities
Fair value	3	2
Others:
Fair value	19	10
	1,801	1,623
Total Investments	2,681	1,943
Investment carried at amortized cost	280	294
Investments carried at fair value through other comprehensive income	2,112	1,431
Investments carried at fair value through profit and loss	289	218

Note:	Uncalled capital commitments outstanding as of March 31, 2022, and March 31, 2021, was $4 million and $6 million, respectively.

Schedule of Amounts Recorded in Other Comprehensive Income

Details of amounts recorded in other comprehensive income:

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2022
	Gross	Tax	Net
Quoted debt securities	(9)	3	(6)
Unquoted equity and preference securities	15	(3)	12

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2021
	Gross	Tax	Net
Quoted debt securities	(17)	3	(14)
Unquoted equity and preference securities	19	(3)	16

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2020
	Gross	Tax	Net
Quoted debt securities	4	—	4
Certificate of deposits	(1)	—	(1)
Unquoted equity and preference securities	(4)	(1)	(5)

Schedule of Method of Fair Valuation

Method of fair valuation:

(Dollars in millions)
		Fair value
		As at March 31
Class of investment	Method	2022	2021
Liquid mutual funds- carried at fair value through profit or loss	Quoted price	266	205
Quoted debt securities- carried at amortized cost	Quoted price and market observable inputs	323	347
Quoted debt securities- carried at Fair value through other comprehensive income	Quoted price and market observable inputs	1,634	1,408
Certificate of deposits	Market observable inputs	452	—
Unquoted equity and preference securities at fair value through other comprehensive income	Discounted cash flows method, Market multiples method, Option pricing model	26	23
Unquoted equity and preference securities- carried at fair value through profit or loss	Discounted cash flows method, Market multiples method, Option pricing model	3	2
Unquoted compulsorily convertible debentures- carried at fair value through profit or loss	Discounted cash flows method	1	1
Others	Discounted cash flows method, Market multiples method, Option pricing model	19	10
		2,724	1,996

Note: Certain quoted investments are classified as Level 2 in the absence of active market for such investments.